Stockholders' Equity and Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Dividends Payable
In fiscal years 2017 and 2016, the Company's Board of Directors declared the following preferred and common stock dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount (1)	Payment Date
			(in Thousands)
2017
Preferred Stock
December 8, 2017	$0.3667	December 19, 2017	$2,530	December 29, 2017
Common Stock
March 15, 2017	$0.1800	March 31, 2017	$87,122	April 14, 2017
June 15, 2017	0.1800	June 30, 2017	82,422	July 14, 2017
September 15, 2017	0.1800	September 29, 2017	82,062	October 13, 2017
December 8, 2017	0.1800	December 29, 2017	80,796	January 12, 2018
Total Common Dividend	$0.7200		$332,402

2016
Common Stock
March 15, 2016	$0.1750	March 31, 2016	$77,596	April 15, 2016
June 15, 2016	0.1750	June 30, 2016	83,940	July 15, 2016
September 15, 2016	0.1750	September 30, 2016	84,604	October 14, 2016
December 15, 2016	0.1800	December 30, 2016	87,040	January 13, 2017
Total Common Dividend	$0.7050		$333,180

(1) Net of estimated forfeitures of approximately $3,300 and $12,000 for the years ended December 31, 2017 and December 31, 2016, respectively, for dividends declared on employee restricted stock awards that are reported in general and administrative on the accompanying consolidated statements of operations.